S000094834 [Member] Investment Strategy - Man Active Income ETF	Sep. 16, 2025
Prospectus [Line Items]
Strategy [Heading]	Risk/Return Summary: Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in debt instruments across multiple credit sectors, including indirectly through the use of derivative instruments. In seeking to achieve its investment objective, the Fund invests in a broad range of debt instruments across the credit spectrum. Typically, the Fund will invest its assets in four primary sectors: (i) high yield (“junk”) corporate debt, (ii) investment grade corporate debt, (iii) government and agency debt instruments of U.S. and foreign markets including emerging market issuers, and (iv) securitized debt. An “emerging market country” is a country that, at the time the Fund invests in the related instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing a major fixed income securities index, such as the methodology associated with the ICE Bank of America Indices. The Fund is not required to gain exposure to any one sector, and the Fund’s exposure to any one sector will vary over time and with market conditions based on GLG Partners LP’s, the investment sub‑adviser to the Fund (the “Sub‑Adviser”), assessment of the investing environment. The Fund is non‑diversified, which means that it may invest a greater percentage of its assets than a diversified exchange-traded fund (“ETF”) in the securities of a limited number of issuers.
The Sub‑Adviser seeks to achieve the Fund’s objective using a bottom‑up investment approach, that is, evaluating the expected risk and return of each individual issuer in the Fund. The investment philosophy is to buy securities that the Sub‑Adviser believes the market has overstated the risks of such securities and priced lower as a result. The Sub‑Adviser seeks to benefit from income and capital appreciation either by holding the security to redemption or through selling the security at a higher price achieving the Sub‑Adviser’s assessment of its perceived value.
The Fund will invest primarily in corporate and government debt, bank loans, preferred securities, convertible and hybrid securities, including contingent convertible securities, variable and floating-rate instruments, mortgage-backed securities, including both agency and nonagency mortgage-backed securities, and asset backed securities, including collateralized loan obligations, collateralized mortgage obligations, and credit-linked notes. The Fund typically invests in securitized debt represented by underlying mortgage loans, corporate and sovereign loans, consumer credit, and individualized lending agreements. The Fund may opportunistically invest in other investment instruments, including common stock and other equity securities globally such as warrants, or other equity-linked investments, in response to market conditions. Equity-linked investments are instruments issued by financial institutions or special purpose entities located in foreign countries to provide the synthetic economic performance of a referenced equity security. The Fund may acquire equity securities as a result of restructurings of debt securities held in its portfolio. If this occurs, the Fund may continue to hold the investment (or make additional purchases of that equity investment) as determined by the Sub‑Adviser. In addition, the Fund may purchase equity securities to pursue capital appreciation or to diversify its portfolio or as a hedge against debt instruments held in its portfolio.
The Fund may invest in pooled investment vehicles, including ETFs and money market funds, for various portfolio management purposes, such as to gain broad market or sector exposure, for cash management purposes, or when the Sub‑Adviser believes such investment offers attractive values.
The Fund may invest in instruments of any maturity or duration. The Fund may invest, without limitation, in high yield securities rated below investment grade, which may include distressed and defaulted securities, by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or if unrated, as determined by the Sub‑Adviser. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may obtain foreign currency exposure (from non‑U.S. dollar-denominated securities or currencies) without limitation. In addition, the Fund may invest, without limitation, in debt instruments of emerging market countries. The Fund may, without limitation, purchase or sell derivative instruments for hedging purposes, to seek return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities. Transactions in derivative instruments may include: the purchase or sale of futures contracts on securities, indices or other financial instruments or currencies; options on futures contracts; exchange-traded and over‑the‑counter options on securities, indices, currencies and other instruments; interest rate, credit default, inflation and total return swaps; and forward rate contracts and credit linked notes as well as instruments that have a greater or lesser credit risk than the security underlying that instrument.

Strategy Portfolio Concentration [Text]	The Fund invests primarily in debt instruments across multiple credit sectors, including indirectly through the use of derivative instruments.